SCHEDULE OF REVENUE FROM RELATED PARTY (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Exit Operations Limited	$ 39,962,062	$ 31,014,352	$ 45,804,377	$ 20,440,683	$ 3,615,137
Provision of event management [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited		4,423,413	4,423,413	6,733,049	1,907,953
Sales of goods and others [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited	13,712,279	6,969,091	15,572,720	11,459,364	1,210,704
Design and others [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited	249,871		1,755,000	2,248,270	496,480
Exit HK Limited [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited			451,759	337,586	2,477,228
Exit HK Limited [member] | Provision of event management [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited					1,907,953
Exit HK Limited [member] | Sales of goods and others [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited					380,935
Exit HK Limited [member] | Design and others [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited				20,000	110,000
Exit HK Limited [member] | Exit catering limited sale of goods [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited				317,586
Exit HK Limited [member] | Revenue of cafe operation [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited			431,509
Exit HK Limited [member] | Sales of goods [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited			20,250
Exit HK Limited [member] | Earthling catering limited design and others [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited					$ 78,340
Exit HK Limited [member] | Exit Operations Limited [member]
IfrsStatementLineItems [Line Items]
Exit Operations Limited		$ 552,166